Information by segments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2017, 2016 and 2015:

	For the year ended on December 31, 2017
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Third-party sales	25,004,320	27,343,359	3,606,549	-	55,954,228
Inter-segment sales	11,490,614	1,300,657	6,991,515	(19,782,786)	-
Total sales revenue	36,494,934	28,644,016	10,598,064	(19,782,786)	55,954,228
Fixed costs	8,055,925	2,886,745	2,637,604	(3,239,880)	10,340,394
Variable costs	18,254,159	23,968,650	634,231	(16,289,109)	26,567,931
Cost of sales	26,310,084	26,855,395	3,271,835	(19,528,989)	36,908,325
Gross profit	10,184,850	1,788,621	7,326,229	(253,797)	19,045,903
Administrative expenses	781,386	516,501	466,669	(32)	1,764,524
Operation and project expenses	2,070,916	965,457	142,847	(253,155)	2,926,065
Impairment of non-current assets	(183,718)	(1,067,965)	(59,455)	-	(1,311,138)
Other operating income and expenses, net	(545,218)	11,694	28,121	-	(505,403)
Operating income	8,061,484	1,362,934	6,748,047	(610)	16,171,855
Financial result, net
Financial income	1,062,393	164,006	106,659	(173,702)	1,159,356
Financial expenses	(2,288,576)	(1,110,874)	(434,664)	173,513	(3,660,601)
Foreign exchange gain (loss), net	(101,030)	163,992	(57,448)	-	5,514
	(1,327,213)	(782,876)	(385,453)	(189)	(2,495,731)
Share of profits of associates	120,786	15,245	(42,493)	-	93,538
Income before tax	6,855,057	595,303	6,320,101	(799)	13,769,662
Income tax	(3,034,556)	(238,625)	(2,527,087)	-	(5,800,268)
Net profit (loss) for the period	3,820,501	356,678	3,793,014	(799)	7,969,394
Profit (loss) attributable to:
Group owners of parent	3,820,501	358,859	2,999,978	(799)	7,178,539
Non-controlling interest	-	(2,181)	793,036	-	790,855
	3,820,501	356,678	3,793,014	(799)	7,969,394
Supplementary information
Depreciation, depletion and amortization	5,981,294	1,188,871	1,111,182	-	8,281,347

	For the year ended December 31, 2016
	Exploration and Production	Refining and Petrochemicals	Transportation and Logistics	Eliminations	Total
Third-party sales	20,527,332	24,194,024	3,764,205	-	48,485,561
Inter-segment sales	7,693,878	629,690	6,884,571	(15,208,139)	-
Total sales revenue	28,221,210	24,823,714	10,648,776	(15,208,139)	48,485,561
Fixed cost	6,940,074	2,458,745	2,861,269	(2,968,780)	9,291,308
Variable cost	16,032,574	20,385,242	488,522	(11,946,223)	24,960,115
Cost of sales	22,972,648	22,843,987	3,349,791	(14,915,003)	34,251,423
Gross profit	5,248,562	1,979,727	7,298,985	(293,136)	14,234,138
Administrative expenses	832,266	574,413	516,884	(295)	1,923,268
Operation and projects expenses	1,656,960	1,206,718	180,353	(292,344)	2,751,687
Impairment of non-current assets	196,448	773,361	(41,062)	-	928,747
Other operating income and expenses, net	(349,419)	20,947	53,559	801	(274,112)
Operating income	2,912,307	(595,712)	6,589,251	(1,298)	8,904,548
Financial result, net
Financial income	983,472	46,469	61,373	220,429	1,311,743
Financial expenses	(2,017,641)	(952,006)	(262,844)	(231,049)	(3,463,540)
Foreign exchange gain (loss), net	923,573	94,715	(41,858)	-	976,430
	(110,596)	(810,822)	(243,329)	(10,620)	(1,175,367)
Share of profit of associates	39,397	22,785	(837)	-	61,345
Income before tax	2,841,108	(1,383,749)	6,345,085	(11,918)	7,790,526
Income tax	(1,518,738)	(446,595)	(2,577,713)	-	(4,543,046)
Net income for the period	1,322,370	(1,830,344)	3,767,372	(11,918)	3,247,480
Income attributable to:
Group owners of parent	1,322,370	(1,823,020)	2,960,449	(11,918)	2,447,881
Non-controlling interest	-	(7,324)	806,923	-	799,599
	1,322,370	(1,830,344)	3,767,372	(11,918)	3,247,480
Supplementary information
Depreciation, depletion and amortization	5,482,827	1,145,780	978,394	-	7,607,001

	For the year ended December 31, 2015
	Exploration and Production	Refining and Petrochemicals	Transportation and Logistics	Eliminations	Total
Third-party sales	25,669,213	22,456,866	4,221,192	-	52,347,271
Inter-segment sales	6,063,398	788,810	6,623,358	(13,475,566)	-
Total Revenue	31,732,611	23,245,676	10,844,550	(13,475,566)	52,347,271
Fixed costs	7,208,632	1,902,797	3,304,815	(2,790,793)	9,625,451
Variable costs	18,500,240	18,856,011	439,607	(10,426,793)	27,369,065
Cost of sales	25,708,872	20,758,808	3,744,422	(13,217,586)	36,994,516
Gross income	6,023,739	2,486,868	7,100,128	(257,980)	15,352,755
Administrative expenses	731,626	451,250	518,109	-	1,700,985
Operation and projects expenses	2,969,723	1,155,301	157,596	(248,352)	4,034,268
Impairment of non-current assets	4,504,497	3,278,993	81,388	-	7,864,878
Other operating income and expenses, net	(399,954)	122,595	(101,182)	-	(378,541)
Operating income	(1,782,153)	(2,521,271)	6,444,217	(9,628)	2,131,165
Finance results, net
Financial income	536,121	135,622	86,568	(136,387)	621,924
Financial expenses	(1,774,090)	(451,906)	(492,485)	67	(2,718,414)
Foreign exchange gain (loss), net	(4,798,741)	(949,176)	181,303	-	(5,566,614)
	(6,036,710)	(1,265,460)	(224,614)	(136,320)	(7,663,104)
Share of profit of companies	(70,407)	23,187	533	-	(46,687)
Income before tax	(7,889,270)	(3,763,544)	6,220,136	(145,948)	(5,578,626)
Income tax	2,037,650	(257,256)	(2,490,747)	-	(710,353)
Net income (loss) for the period	(5,851,620)	(4,020,800)	3,729,389	(145,948)	(6,288,979)
Income attributable to:
Group owners of parent	(5,851,620)	(4,016,050)	2,819,759	(145,948)	(7,193,859)
Non-controlling interest	-	(4,750)	909,630	-	904,880
	(5,851,620)	(4,020,800)	3,729,389	(145,948)	(6,288,979)

Supplementary information
Depreciation, depletion and amortization	5,318,587	570,033	881,738	-	6,770,358

Disclosure of products and services [text block]
The sales by product for each segment are detailed below for the years ended December 31, 2017, 2016 and 2015:

	For the year ended on December 31, 2017
	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Eliminations	Total
Local sales
Mid-distillates	1,334	9,588,992	-	-	9,590,326
Gasoline	-	8,052,289	-	(1,062,102)	6,990,187
Services	181,384	221,910	10,597,698	(7,127,640)	3,873,352
Natural gas	2,540,233	4	-	(724,483)	1,815,754
Crude oil	11,668,529	-	-	(10,758,658)	909,871
Plastic and rubber	-	833,982	-	-	833,982
LPG and propane	199,796	309,823	-	-	509,619
Asphalts	34,834	240,969	-	-	275,803
Other products	214,059	1,103,089	-	(109,903)	1,207,245
	14,840,169	20,351,058	10,597,698	(19,782,786)	26,006,139
Recognition of price differential	-	2,229,953	-	-	2,229,953
	14,840,169	22,581,011	10,597,698	(19,782,786)	28,236,092
Foreign sales
Crude oil	21,426,665	52,398	-	-	21,479,063
Fuel oil	-	1,982,408	-	-	1,982,408
Gasoline and turbo fuels	-	1,223,994	-	-	1,223,994
Diesel	-	1,213,740	-	-	1,213,740
Plastic and rubber	-	1,169,101	-	-	1,169,101
Natural gas	32,303	-	-	-	32,303
LPG and propane	15,631	-	-	-	15,631
Cash flow hedge for future exports – Reclassification to profit or loss	160,772	-	-	-	160,772
Other	19,393	421,364	367	-	441,124
	21,654,764	6,063,005	367	-	27,718,136
	36,494,933	28,644,016	10,598,065	(19,782,786)	55,954,228

	For the year ended December 31, 2016
	Exploration and Production	Refining and Petrochemicals	Transportation and Logistics	Eliminations	Total

Local sales
Med-distillates	-	8,553,503	-	-	8,553,503
Gasoline and turbo fuel	-	6,465,939	-	(373,200)	6,092,739
Services	73,247	41,736	10,572,170	(6,643,869)	4,043,284
Natural gas	2,383,323	11,763	-	(406,750)	1,988,336
Plastic and rubber	-	724,708	-	-	724,708
L.P.G. and propane	90,783	319,644	-	(4,558)	405,869
Crude oil	5,284,554	-	-	(4,730,888)	553,666
Asphalts	31,277	309,123	-	-	340,400
Aromatics	-	186,228	-	-	186,228
Oil fuel	1,382	146,866	-	-	148,248
Other products	424,952	669,568	75,793	(510,144)	660,169
	8,289,518	17,429,078	10,647,963	(12,669,409)	23,697,150
Recognition of price differential	-	1,048,022	-	-	1,048,022
	8,289,518	18,477,100	10,647,963	(12,669,409)	24,745,172

Foreign sales
Crude	19,516,197	-	-	(2,237,618)	17,278,579
Oil fuel	-	2,158,539	-	-	2,158,539
Med-distillates	-	1,594,945	-	-	1,594,945
Plastic and rubber	-	1,171,342	-	-	1,171,342
Gasoline and turbo fuel	-	1,046,758	-	-	1,046,758
Natural gas	350,685	-	-	(291,875)	58,810
L.P.G. and propane	6,342	2,225	-	-	8,567
Cash flow hedging – Reclassification to profit or loss	33,074	-	-	-	33,074
Other products	25,395	363,250	814	316	389,775
	19,931,693	6,337,059	814	(2,529,177)	23,740,389
Total sales revenue	28,221,211	24,814,159	10,648,777	(15,198,586)	48,485,561

	For the year ended December 31, 2015
	Exploration and Production	Refining and Petrochemicals	Transportation and Logistics	Eliminations	Total
Local sales
Med-distillates	25,782	10,206,599	-	(17,157)	10,215,224
Gasoline	-	6,464,661	-	(336,453)	6,128,208
Services	118,812	198,369	10,822,078	(6,703,985)	4,435,274
Natural gas	2,198,284	-	-	(352,939)	1,845,345
Crude oil	5,847,368	-	-	(5,356,089)	491,279
Diesel and asphalts	49,583	411,605	-	-	461,188
Plastic and rubber	-	724,392	-	-	724,392
L.P.G. and propane	154,201	190,346	-	(9,053)	335,494
Other products	262,906	1,070,725	22,472	(367,757)	988,346
	8,656,936	19,266,697	10,844,550	(13,143,433)	25,624,750
Recognition of price differential	-	441,871	-	-	441,871
	8,656,936	19,708,568	10,844,550	(13,143,433)	26,066,621
Foreign sales
Crude	21,495,762	-	-	(314,497)	21,181,265
Fuel oil	-	2,166,469	-	-	2,166,469
Trading of crude	1,309,196	-	-	-	1,309,196
Natural gas	233,500	-	-	(50,550)	182,950
Gasoline and turbo fuel	27,756	65,369	-	-	93,125
Diesel	-	81,982	-	-	81,982
Plastic and rubber	-	1,096,730	-	-	1,096,730
Cash flow hedging – Reclassification to profit or loss	7,646	-	-	-	7,646
Other products and services	1,815	126,558	-	32,914	161,287
	23,075,675	3,537,108	-	(332,133)	26,280,650
Total revenue	31,732,611	23,245,676	10,844,550	(13,475,566)	52,347,271

Disclosure Of Detailed Informat Disclosure of detailed information about investment property segmentwise [Text Block]
The following are the investments amounts made by each segment for the years ended December 31, 2017, 2016 and 2015:

2017	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Total
Property, plant and equipment	927,282	606,749	829,252	2,363,283
Natural and environmental resources	3,568,355	-	-	3,568,355
Intangibles	154,155	4,941	16,772	175,868
	4,649,792	611,690	846,024	6,107,506

2016	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Total
Property, plant and equipment	1,208,464	1,099,850	1,338,615	3,646,929
Natural and environmental resources	2,121,295	-	-	2,121,295
Intangibles	53,774	10,274	5,205	69,253
	3,383,533	1,110,124	1,343,820	5,837,477

2015	Exploration and Production	Refining and Petrochemicals	Transport and Logistics	Total
Property, plant and equipment	2,460,975	3,590,279	2,497,679	8,548,933
Natural and environmental resources	6,856,761	-	-	6,856,761
Intangibles	69,126	18,494	24,635	112,255
	9,386,862	3,608,773	2,522,314	15,517,949